Loans (Tables)	12 Months Ended
Mar. 31, 2026
Accounts, Notes, Loans and Financing Receivable [Line Items]
Credit Quality Information of Loans Based on MHFG Group's Internal Rating System
The table below presents credit quality information of loans based on the MHFG Group’s internal rating system at March 31, 2025 and 2026:

	Term loans by origination year
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans (2)	Total

	(in billions of yen)
2025

Domestic:
Corporate:
Large companies:
Normal obligors	14,418	5,880	4,464	3,358	3,391	5,256	7,775	44,542
Watch obligors excluding special attention obligors	153	47	29	76	21	49	162	537
Nonaccrual loans	97	49	27	31	46	239	309	800
Small and medium-sized companies:
Normal obligors	489	313	236	164	146	621	536	2,506
Watch obligors excluding special attention obligors	41	18	12	9	7	37	24	148
Nonaccrual loans	8	5	6	5	10	34	24	92
Retail (1) :
Housing Loan:
Normal obligors	342	289	370	405	320	5,026	—	6,753
Watch obligors excluding special attention obligors	—	—	—	—	1	37	—	39
Nonaccrual loans	—	—	—	—	1	29	—	30
Others:
Normal obligors	149	105	54	38	77	306	449	1,179
Watch obligors excluding special attention obligors	15	10	5	3	8	6	7	53
Nonaccrual loans	4	3	1	2	5	19	8	43
Sovereign:
Normal obligors	3,212	55	47	44	86	239	4	3,687
Watch obligors excluding special attention obligors	2	2	1	—	—	—	—	5
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	160	81	71	252	1	80	221	867
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	19,091	6,857	5,322	4,390	4,122	11,979	9,521	61,282

Foreign:
Corporate (3) :
Normal obligors	13,891	4,670	3,086	1,254	580	1,268	8,360	33,108
Watch obligors excluding special attention obligors	220	96	95	36	113	76	95	730
Nonaccrual loans	17	25	19	1	4	19	10	96
Retail:
Normal obligors	2	1	1	1	1	4	—	10
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	318	220	194	7	2	3	35	778
Watch obligors excluding special attention obligors	—	3	—	—	—	—	—	3
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,333	631	485	112	27	193	454	3,235
Watch obligors excluding special attention obligors	—	—	4	—	—	11	—	16
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	15,781	5,645	3,883	1,411	728	1,574	8,954	37,975

Total	34,872	12,502	9,205	5,801	4,850	13,553	18,475	99,257

	Term loans by origination year
	2025	2024	2023	2022	2021	Prior to 2021	Revolving Loans (2)	Total

	(in billions of yen)
2026

Domestic:
Corporate:
Large companies:
Normal obligors	16,827	7,098	4,561	3,462	2,377	5,846	8,981	49,151
Watch obligors excluding special attention obligors	226	149	128	57	33	72	197	864
Nonaccrual loans	103	54	39	20	13	70	259	558
Small and medium-sized companies:
Normal obligors	534	295	229	173	124	569	546	2,472
Watch obligors excluding special attention obligors	55	20	14	10	8	35	28	170
Nonaccrual loans	9	5	5	5	3	34	24	86
Retail (1) :
Housing Loan:
Normal obligors	508	279	273	348	381	4,784	—	6,573
Watch obligors excluding special attention obligors	—	—	—	—	—	28	—	29
Nonaccrual loans	1	—	—	—	—	27	—	28
Others:
Normal obligors	202	59	74	35	24	269	445	1,109
Watch obligors excluding special attention obligors	14	5	6	3	2	8	7	45
Nonaccrual loans	5	2	3	2	2	20	7	41
Sovereign:
Normal obligors	128	41	46	47	46	237	3	548
Watch obligors excluding special attention obligors	2	—	2	—	—	—	—	4
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	257	80	76	9	252	21	315	1,009
Watch obligors excluding special attention obligors	—	—	—	—	—	—	56	56
Nonaccrual loans	—	—	—	—	—	—	—	—

Total domestic	18,872	8,088	5,456	4,171	3,267	12,020	10,868	62,742

Foreign:
Corporate (3) :
Normal obligors	15,947	5,187	2,892	1,826	823	1,087	9,884	37,646
Watch obligors excluding special attention obligors	278	99	109	47	16	67	97	714
Nonaccrual loans	36	21	28	—	14	19	69	187
Retail:
Normal obligors	3	1	1	1	1	4	—	13
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Sovereign:
Normal obligors	558	98	119	58	4	8	100	945
Watch obligors excluding special attention obligors	—	—	—	—	—	—	—	—
Nonaccrual loans	—	—	—	—	—	—	—	—
Banks and other financial institutions:
Normal obligors	1,701	643	354	146	10	193	533	3,579
Watch obligors excluding special attention obligors	—	—	—	—	—	8	2	11
Nonaccrual loans	—	—	—	—	—	—	—	—

Total foreign	18,523	6,049	3,504	2,079	867	1,387	10,685	43,094

Total	37,395	14,137	8,960	6,250	4,134	13,407	21,553	105,836

Notes:
(1)
The primary component of the retail portfolio segment is housing loans to individuals which obligor category is classified based on past due status. The trigger to reclassify obligors from normal obligors to watch obligors excluding special attention obligors is when the past due status is more than 30 days.

(2)	There were no significant revolving line of credit arrangements that converted to term loans during the fiscal year ended March 31, 2025 and 2026.
(3)	Corporate of foreign included ¥166 billion and ¥169 billion of lease receivables that were receivables arising from direct financing leasing at March 31, 2025 and 2026, respectively.

Allowance For Credit Losses Write off On Financing Receivables
The table below presents gross charge-offs recognized for the fiscal year ended March 31, 2025 and 2026:

	March 31, 2025
	2024	2023	2022	2021	2020	Prior to 2020	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	7	3	—	—	—	—	2	13
Small and medium-sized companies	2	2	—	—	—	—	1	6
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	2	—	—	—	2	—	4

Total domestic	10	7	—	—	—	4	4	24

Foreign:
Total foreign (Note)	—	11	6	—	4	2	—	24

Total	10	18	6	—	4	5	4	48

	March 31, 2026
	2025	2024	2023	2022	2021	Prior to 2021	Revolving Loans	Total

	(in billions of yen)
Domestic:
Corporate:
Large companies	6	5	1	—	1	194	39	245
Small and medium-sized companies	2	2	—	—	—	1	1	5
Retail:
Housing Loan	—	—	—	—	—	1	—	1
Others	—	1	—	—	—	—	—	2

Total domestic	8	8	1	—	1	196	40	254

Foreign:
Total foreign (Note)	1	1	3	—	—	14	—	19

Total	9	9	4	—	1	210	40	273

Note: The majority of total foreign consist of corporate.

Impaired Nonaccrual Loans Information And Interest Income Recognized On Nonaccrual Loans	The table below presents nonaccrual loans information at March 31, 2025 and 2026, and interest income recognized on nonaccrual loans for the fiscal years ended March 31, 2025 and 2026:

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)
2025

Domestic:
Corporate:
Large companies	788	12	800	12
Small and medium-sized companies	79	13	92	1
Retail:
Housing Loan	18	12	30	1
Others	26	17	43	1

Total domestic	911	54	965	15

Foreign:
Total foreign (3)	92	4	96	5

Total	1,003	58	1,062	20

	Amortized cost (1)			Interest income recognized (2)
	Nonaccrual loans with an allowance	Nonaccrual loans without an allowance	Total nonaccrual loans

	(in billions of yen)
2026

Domestic:
Corporate:
Large companies	542	16	558	9
Small and medium-sized companies	77	9	86	2
Retail:
Housing Loan	17	11	28	1
Others	24	17	41	1

Total domestic	659	53	712	12

Foreign:
Total foreign (3)	138	49	187	10

Total	798	102	899	22

Notes:
(1)	Amounts represent the outstanding balances of nonaccrual loans. The MHFG Group’s policy for placing loans in nonaccrual status is consistent with the Group’s definition of nonaccrual loans.
(2)	Amounts represent the amount of interest income on nonaccrual loans recognized on a cash basis and included in Interest income on loans in the consolidated statements of income.
(3)	The majority of total foreign consist of corporate.

Troubled Debt Restructurings On Financing Receivables
The MHFG Group grants certain modifications of loans to borrowers experiencing financial difficulty. The following table presents loan modifications to borrowers experiencing financial difficulty by type of modification during the fiscal years ended March 31, 2025 and 2026:

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	408	—	—	—	3	412
Small and medium-sized companies	28	—	—	—	—	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	5	—	—	—	—	5

Total domestic	441	—	—	—	3	445

Foreign:
Total foreign (1)	2	—	—	—	7	9

Total	443	—	—	—	10	454

	Term extension (2)	Interest rate reduction (2)	Term extension and interest rate reduction (2)	Principal forgiveness	Other	Total (3)(4)

	(in billions of yen)
2026
Domestic:
Corporate:
Large companies	159	—	20	10	3	193
Small and medium-sized companies	28	—	—	—	—	29
Retail:
Housing Loan	—	—	—	—	—	—
Others	4	—	—	—	—	4

Total domestic	191	—	20	10	3	225

Foreign:
Total foreign (1)	—	14	—	—	—	15

Total	191	15	20	10	3	240

Notes:
(1)	The majority of total foreign consist of corporate.
(2)
The financial effects of loan modifications, which were largely in the form of term extensions and interest rate reductions, included extending the weighted-average life of the loans by 11.0 months and 20.2 months, and reducing the weighted-average contractual interest rate by 0.5% and 1.0% for the fiscal years ended March 31, 2025 and 2026, respectively.

(3)	Commitments to lend to borrowers experiencing financial difficulty that were granted modifications were immaterial at March 31, 2025 and 2026.
(4)
The allowance for credit losses on loans is based on macroeconomic-sensitive models that rely on historical performance and macroeconomic scenarios to forecast expected credit losses. Modifications of loans impact expected credit losses by affecting the likelihood of default.

Delinquent Status of Modified Loans to Borrowers Experiencing Financial Difficulty
The following table presents the delinquent status of modified loans to borrowers experiencing financial difficulty, including loans that were modified during the fiscal years ended March 31, 2025 and 2026:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	—	—	3	4	408	412
Small and medium-sized companies	—	—	—	—	28	28
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	5	5

Total domestic	—	—	3	4	441	445

Foreign:
Total foreign (Note)	—	—	7	7	2	9

Total	—	—	10	11	443	454

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2026
Domestic:
Corporate:
Large companies	—	—	3	3	189	193
Small and medium-sized companies	—	—	—	—	29	29
Retail:
Housing Loan	—	—	—	—	—	—
Others	—	—	—	—	4	4

Total domestic	—	—	3	3	222	225

Foreign:
Total foreign (Note)	—	—	—	—	15	15

Total	—	—	3	3	236	240

Note: The majority of total foreign consist of corporate.

Age Analysis of Past Due Loans
The table below presents an analysis of the age of the amortized cost basis in loans that are past due at March 31, 2025 and 2026:

	30-59 days past due	60-89 days past due	90 days or more past due	Total past due	Current	Total

	(in billions of yen)
2025
Domestic:
Corporate:
Large companies	1	—	38	39	45,840	45,879
Small and medium-sized companies	—	1	5	6	2,741	2,746
Retail:
Housing Loan	15	5	11	31	6,791	6,822
Others	4	1	9	15	1,260	1,275
Sovereign	—	—	—	—	3,693	3,693
Banks and other financial institutions	—	—	—	—	867	867

Total domestic	21	6	63	90	61,192	61,282

Foreign:
Total foreign (Note)	—	—	17	17	37,958	37,975

Total	21	6	80	108	99,150	99,257

2026
Domestic:
Corporate:
Large companies	—	1	44	44	50,528	50,573
Small and medium-sized companies	1	—	6	7	2,721	2,727
Retail:
Housing Loan	10	3	10	23	6,608	6,630
Others	4	1	9	14	1,180	1,195
Sovereign	—	—	—	—	552	552
Banks and other financial institutions	—	—	—	—	1,065	1,065

Total domestic	15	4	69	88	62,654	62,742

Foreign:
Total foreign (Note)	—	—	9	9	43,085	43,094

Total	15	4	78	97	105,739	105,836

Note: The majority of total foreign consist of corporate.